UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment [X]; Amendment Number: 1
                                               -------
This Amendment (Check only one.):               [X] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Stevenson Capital Management
           -----------------------------------------------------
Address:   19925 Stevens Creek Blvd.
           Cupertino, CA 95014
           -----------------------------------------------------

Form 13F File Number: 28-03429
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Lee Scundi
        -------------------------
Title:  Associate
        -------------------------
Phone:  408-973-7849
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Lee Scundi                     Cupertino, CA                      4/21/2006
--------------                     -------------                      ----------
 [Signature]                       [City, State]                        [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                 0
                                         -----------
Form 13F Information Table Entry Total:          157
                                         -----------
Form 13F Information Table Value Total:     $226,938
                                         -----------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                              FORM 13F INFORMATION TABLE

                                                           VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS SOLE SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ---- ------ ----
AMB Property Corp.             Com              00163T109       27     500          Sole             Sole      0    0
AT&T Corp.                     Com              00206r102      227    8400          Sole             Sole      0    0
Abbott Labs                    Com              002824100       85    2000          Sole             Sole      0    0
Adobe Systems                  Com              00724F101      210    6000          Sole             Sole      0    0
Advanced Micro Devices         Com              007903107      249    7500          Sole             Sole      0    0
All American Semiconductor     Com              891310100        3     600          Sole             Sole      0    0
Allstate Corp.                 Com              020002101      766   14700          Sole             Sole      0    0
American International Group   Com              026874107     5251   79450          Sole             Sole      0    0
American Power Conversion Corp Com              029066070     2732  118200          Sole             Sole      0    0
American Spectrum Realty       Com              02970q203        2      99          Sole             Sole      0    0
Apollo Group                   Com              037604105      315    6000          Sole             Sole      0    0
Aurora Gold Corp               Com              051642106        0      50          Sole             Sole      0    0
Aurora Metals BVI Ltd          Com              g0630p105        0      50          Sole             Sole      0    0
BP p.l.c                       Com              055622104      250    3620          Sole             Sole      0    0
BRE Properties                 Com              05564e106      106    1900          Sole             Sole      0    0
Bank of America Corp           Com              066050105    11510  252750          Sole             Sole      0    0
Bell South Corp.               Com              079860102      173    5000          Sole             Sole      0    0
Berkshire Hathaway Class B     Com              084670207       36      12          Sole             Sole      0    0
Berkshire Hthwy Class A        Com              084670108      181     200          Sole             Sole      0    0
Bristol Myers                  Com              09247U107     6105  248050          Sole             Sole      0    0
Burlington Resources           Com              122014103     1948   21200          Sole             Sole      0    0
CIGNA Corp.                    Com              125509109      209    1600          Sole             Sole      0    0
CMGI Inc                       Com              125750109        1    1000          Sole             Sole      0    0
CT Holdings Inc.               Com              12643y103        0   15000          Sole             Sole      0    0
Caterpillar Inc.               Com              149123101      115    1600          Sole             Sole      0    0
Cendant Corp.                  Com              151313103     5816  335200          Sole             Sole      0    0
Chesapeake Energy              Com              165159104       31    1000          Sole             Sole      0    0
ChevronTexaco                  Com              166764100     7278  125550          Sole             Sole      0    0
Chico's FAS, Inc.              Com              168615102       81    2000          Sole             Sole      0    0
Ciena Corp.                    Com              171779101       52   10000          Sole             Sole      0    0
Cisco Systems Inc.             Com              17275R102       43    2000          Sole             Sole      0    0
Citigroup Inc.                 Com              173034109    11652  246700          Sole             Sole      0    0
Clearstory Systems, Inc.       Com              185066107        0     500          Sole             Sole      0    0
Clorox Co.                     Com              189054109      479    8000          Sole             Sole      0    0
Collectors Universe            Com              19421r101       28    2000          Sole             Sole      0    0
ConocoPhillips                 Com              20825L104     6571  104050          Sole             Sole      0    0
Consolidated Edison            Com              209115104     3550   81600          Sole             Sole      0    0
Consolidated-Tomoka Land Co    Com              210226106       50     800          Sole             Sole      0    0
Costco Cos. Inc.               Com              22160k105       16     300          Sole             Sole      0    0
Crosstex Energy                Com              22765Y104      349    4500          Sole             Sole      0    0
Crosstex Energy L.P            Com              22765u102      700   20000          Sole             Sole      0    0
D R Horton Inc                 Com              23331a109     1362   41000          Sole             Sole      0    0
Darden Restaurants Inc.        Com              237194105      103    2500          Sole             Sole      0    0
Deere & Co.                    Com              244199105      119    1500          Sole             Sole      0    0
Dell Computer Corp.            Com              247025109      821   27600          Sole             Sole      0    0
Deltic Timber Corp.            Com              247850100       91    1500          Sole             Sole      0    0
Discovery Holding Company A    Com              25468y107      909   60572          Sole             Sole      0    0
Dominion Resources             Com              257470104       69    1000          Sole             Sole      0    0
Dorchester Minerals L.P.       Com              25820r105      109    4000          Sole             Sole      0    0
Duke Realty Invts              Com              264411505      565   14900          Sole             Sole      0    0
Eastman Kodak                  Com              277461109      555   19500          Sole             Sole      0    0
Elot Inc.                      Com              29014q105        0    1268          Sole             Sole      0    0
Exxon Mobil Corp               Com              30231g102     2307   37904          Sole             Sole      0    0
Fannie Mae                     Com              313586109       51    1000          Sole             Sole      0    0
Farmers & Merchants Com        Com              308243104       88     195          Sole             Sole      0    0
Farmers & Merchants Bank Of    Com              308035104     1155     203          Sole             Sole      0    0
Long Beach
Fed Ex Corp                    Com              31428x106      113    1000          Sole             Sole      0    0
Fidelity National Title        Com              31620r105      718   31516          Sole             Sole      0    0
Fidelity Natl Finl Inc         Com              316326107     5548  156143          Sole             Sole      0    0
First National Bank Of Alaska  Com              322387101      213     100          Sole             Sole      0    0
Florida East Coast Ind Cl B    Com              340632207       15     277          Sole             Sole      0    0
Florsheim Group                Com              343302105        0   10000          Sole             Sole      0    0
Freddie Mac Voting Shs         Com              313400301     4837   79300          Sole             Sole      0    0
General Electric Co.           Com              369604103     6525  187600          Sole             Sole      0    0
General Mills Inc.             Com              370334104      152    3000          Sole             Sole      0    0
GlaxoSmithKline PLC            Com              3773W105        63    1200          Sole             Sole      0    0
Golden West Financial          Com              381317106       48     700          Sole             Sole      0    0
Google, Inc.                   Com              38259p508      234     600          Sole             Sole      0    0
H&R Block                      Com              093671105      108    5000          Sole             Sole      0    0
Health Net, Inc                Com              42222g108       40     780          Sole             Sole      0    0
Healthcare Realty Trust        Com              421946104     3073   82200          Sole             Sole      0    0
Heinz H J Co                   Com              423014103     3947  104100          Sole             Sole      0    0
Hewlett Packard Co.            Com              428236103      428   13000          Sole             Sole      0    0
Home Depot Inc.                Com              437076102     5233  123700          Sole             Sole      0    0
IBM Corp                       Com              459200101     4771   57850          Sole             Sole      0    0
Independence Comm. Bank        Com              453414104       38     908          Sole             Sole      0    0
Intel Corp.                    Com              458140100     5684  292101          Sole             Sole      0    0
Interleukin Genetics Inc       Com              458738101       50    7000          Sole             Sole      0    0
J.P. Morgan Chase & Co.        Com              46625h100       42    1000          Sole             Sole      0    0
JDS Uniphase                   Com              46612j101       31    7500          Sole             Sole      0    0
JetBlue Airways                Com              477143101       36    3375          Sole             Sole      0    0
Johnson & Johnson              Com              478160104     6473  109300          Sole             Sole      0    0
KB Home                        Com              48666K109      130    2000          Sole             Sole      0    0
Kimberly Clark                 Com              494368103      116    2000          Sole             Sole      0    0
Lee Enterprises Inc.           Com              523768109       17     500          Sole             Sole      0    0
Lehman Bros. Holding           Com              524908100      434    3000          Sole             Sole      0    0
Lexington Property Trust       Com              529043101       12     566          Sole             Sole      0    0
Liberty Global C               Com              530555309      540   27340          Sole             Sole      0    0
Liberty Global Class A         Com              530555101      559   27290          Sole             Sole      0    0
Liberty Media Corp             Com              530718105     4918  599020          Sole             Sole      0    0
Liberty Property Trust         Com              531172104      731   15500          Sole             Sole      0    0
Lilly Eli & Co.                Com              532457108       22     400          Sole             Sole      0    0
Lucent Technologies Inc        Com              549463107       61   20000          Sole             Sole      0    0
Martha Stewart Living          Com              573083102       17    1000          Sole             Sole      0    0
McDonalds Corp.                Com              580135101     3652  106300          Sole             Sole      0    0
Merck & Co.                    Com              589331107     4483  127250          Sole             Sole      0    0
Merrill Lynch & Co.            Com              590188108      709    9000          Sole             Sole      0    0
Microsoft Corp.                Com              594918104     8340  306500          Sole             Sole      0    0
Millennium Pharmaceuticals     Com              599902103       50    5000          Sole             Sole      0    0
Monet Entertainment Group LTD  Com              609278106        0       6          Sole             Sole      0    0
Nabors Industries              Com              g6359f103     2956   41300          Sole             Sole      0    0
National Institiue Co's Amer   Com              636500100        0      52          Sole             Sole      0    0
Natural Resource Partners L.P. Com              63900p103      354    6700          Sole             Sole      0    0
Neenah Paper                   Com              640079109        2      60          Sole             Sole      0    0
New Plan Excel Realty Trust    Com              648053106     3030  116800          Sole             Sole      0    0
Inc
Nokia Corp                     Com              654902204     6336  305800          Sole             Sole      0    0
Nortel Networks                Com              656569100       15    5000          Sole             Sole      0    0
Novartis AG                    Com              66987v109       55    1000          Sole             Sole      0    0
Oracle Corp                    Com              68389X105       96    7000          Sole             Sole      0    0
PHH Corp                       Com              693320202        3     125          Sole             Sole      0    0
PPL Corporation                Com              69351t106       71    2400          Sole             Sole      0    0
Paramount Energy Trust         Com              699219101       51    3000          Sole             Sole      0    0
Peoples Energy Corp            Com              711030106     2969   83300          Sole             Sole      0    0
Pfizer Inc.                    Com              717081103    12505  501800          Sole             Sole      0    0
Pharmaceutical Prod Dev        Com              717124101      138    4000          Sole             Sole      0    0
Promotora Y Operadora          Com              p7925l10        12   20000          Sole             Sole      0    0
Infastructure
Qualcomm Inc.                  Com              747525103       51    1000          Sole             Sole      0    0
Raymond James Financial        Com              754730109      120    4050          Sole             Sole      0    0
Regions Financial Corp         Com              758940100      219    6225          Sole             Sole      0    0
Ross Stores Inc                Com              778296103      306   10500          Sole             Sole      0    0
Royal Dutch Shell -- Tendered  Com              780857804      441    7080          Sole             Sole      0    0
SLM Corporation                Com              78442p106      379    7300          Sole             Sole      0    0
Sara Lee Corp.                 Com              803111103       27    1500          Sole             Sole      0    0
Simpson Manufacturing Co       Com              829073105      433   10000          Sole             Sole      0    0
Southern Co.                   Com              842587107     3218   98200          Sole             Sole      0    0
St. Joe Corp.                  Com              790148100      145    2300          Sole             Sole      0    0
Star Gas Ptnrs L.P.            Com              85512c105       67   24000          Sole             Sole      0    0
Tarragon Corporation           Com              876287103       20    1000          Sole             Sole      0    0
Time Warner                    Com              887317105     4203  250300          Sole             Sole      0    0
Toll Brothers Inc              Com              889478103       76    2200          Sole             Sole      0    0
Tyco Intl Ltd                  Com              902124106        8     300          Sole             Sole      0    0
United States Steel Corp       Com              912909108       49     800          Sole             Sole      0    0
Velocity HIS, Inc.             Com              917488108        0     600          Sole             Sole      0    0
Verizon Communications         Com              92343v104      187    5500          Sole             Sole      0    0
Vodaphone Group PLC            Com              92857t107       52    2500          Sole             Sole      0    0
Wal-Mart Stores Inc.           Com              931142103     4759  100750          Sole             Sole      0    0
Walt Disney Co.                Com              254687106       56    2000          Sole             Sole      0    0
Washington Mututal, Inc.       Com              939322103    12630  296350          Sole             Sole      0    0
Washington Real Estate Inv Tr  Com              939653101      915   25200          Sole             Sole      0    0
Waste Management Inc           Com              94106l109       53    1500          Sole             Sole      0    0
Wells Fargo Co.                Com              949746101      128    2000          Sole             Sole      0    0
Wynn Resorts                   Com              983134107      154    2000          Sole             Sole      0    0
iShares MSCI EAFE Value Index  Com              464288877       49     800          Sole             Sole      0    0
Fund
iShares MSCI Japan             Com              464286848     1505  104500          Sole             Sole      0    0
iShares MSCI Pacific Ex-Japan  Com              464286665     1228   11700          Sole             Sole      0    0
iShares Russell 2000           Com              464287655      425    5600          Sole             Sole      0    0
iShares Russell Midcap         Com              464287499      530    5600          Sole             Sole      0    0
iShares S&P Eur 350            Com              464287861     3313   37290          Sole             Sole      0    0
ABN Amro Preferred G 6.08%     Pref             00372q201     1252   51300          Sole             Sole      0    0
CORTS Trust for Ford Motor     Pref             22080q208       50    3500          Sole             Sole      0    0
7.4%
CORTS Trust for Ford Motor 8%  Pref             22082k209     1133   70100          Sole             Sole      0    0
Crescent R.E. Conv Pref A      Pref             225756204     3164  147900          Sole             Sole      0    0
6.75%
AEW Real Estate Income Fund    Com              00104h107     5636  285245          Sole             Sole      0    0
Latin America Equity Fund Inc. Com              51827q106     2576   72100          Sole             Sole      0    0
Europe Fund Inc                Com              29874m103       24    2000          Sole             Sole      0    0
New Germany Fund Inc.          Com              644465106       32    2500          Sole             Sole      0    0
Swiss Helvetia Fund            Com              870875101       20    1200          Sole             Sole      0    0